Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS

Cash and deposits with banks at March 31, 2019 and 2018 consisted of the following:

	At March 31,
	2019	2018
	(In millions)
Cash	¥1,062,952	¥703,138
Deposits with banks	56,700,489	53,992,931

Total cash and deposits with banks	¥57,763,441	¥54,696,069

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2019, 2018 and 2017 is shown as follows:

	At March 31,
	2019	2018	2017
	(In millions)
Cash and deposits with banks	¥57,763,441	¥54,696,069	¥47,330,155
Less: term deposits with original maturities over three months	(532,784)	(627,837)	(606,795)
Less: cash segregated as deposits and others	(514,128)	(667,099)	(478,541)
Add: cash and cash equivalents included in assets held for sale	—	15,323	—

Cash and cash equivalents	¥56,716,529	¥53,416,456	¥46,244,819

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the SMBC Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2019, 2018 and 2017, the reserve funds required to be maintained by the SMBC Group, which were included in cash and cash equivalents, amounted to ¥1,784,466 million, ¥1,689,340 million and ¥1,644,684 million, respectively.